Debt (Details) - Schedule of Short-Term Loans $ in Millions		Aug. 29, 2023 HKD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Debt (Details) - Schedule of Short-Term Loans [Line Items]
Total short-term loans, net		$ 7.9	$ 14,022,523	$ 11,760,387
Less: Debt issuance cost	[1]		(11,593)	(48,013)
Shanghai Pudong Development Bank [Member]
Debt (Details) - Schedule of Short-Term Loans [Line Items]
Total short-term loans, net	[2]		4,152,000	5,000,000
Agricultural Bank of China [Member]
Debt (Details) - Schedule of Short-Term Loans [Line Items]
Total short-term loans, net	[3]		2,750,000	3,200,000
Industrial and Commercial Bank of China [Member]
Debt (Details) - Schedule of Short-Term Loans [Line Items]
Total short-term loans, net	[4]		2,400,000	2,600,000
Bank Of China [Member]
Debt (Details) - Schedule of Short-Term Loans [Line Items]
Total short-term loans, net	[5]		$ 4,732,116	$ 1,008,400

[1]	In order to obtain the above-mentioned loans from PRC banks, as of June 30 2023 and 2022, the Company incurred total of $292,998 and $142,430 loan origination fees to be paid to above mentioned related parties for providing loan guarantees and pledging their personal assets as collaterals to safeguard the loans. The loan origination fees were recorded as deferred financing cost against the loan balances. For the year ended June 30, 2023 and 2022, $215,370 and $197,366 deferred financing cost was amortized, respectively.
[2]	On March 15, 2022, the Company borrowed $2.7 million short-term loan from Shanghai Pudong Development Bank (“SPD”) bank as working capital for six months, with loan maturity date on September 13, 2022 and effective interest rate of 4.2% per annum. The loan borrowed was guaranteed by the Company’s certain shareholders. The loan was fully repaid upon maturity.
[3]	On February 25, 2022, the Company signed a new loan contract with Agricultural Bank of China (“ABC bank”) to borrow $3.2 million as working capital, with loan maturity date on August 22, 2022 and effective interest rate of 1.9% per annum. The loan was guaranteed by the Company’s certain shareholders and related parties. The loan was fully repaid upon maturity.
[4]	On May 17, 2022, the Company borrowed $1.3 million short-term loan from Industrial and Commercial Bank of China (“ICBC”) as working capital for three months, with loan maturity date on August 12, 2022 and effective interest rate of 2.1% per annum. The loan was fully repaid upon maturity.
[5]	On June 24, 2022, the Company borrowed GBP£0.82 million (approximately $1.0 million) short-term loan from Bank of China as working capital for twelve months, with loan maturity date on June 21, 2023 and effective interest rate of 1.91% per annum. The loan was pledged by a term deposit of JPY ¥136,300,000 (approximately $1.00 million). The loan was fully repaid upon maturity.